Notes to the unaudited interim condensed consolidated statement of financial position - Movements in BSPCE and BSA share warrants (Details)		6 Months Ended
	Jun. 30, 2026 EquityInstruments shares plan € / shares	Jun. 30, 2026 EquityInstruments plan € / shares shares
BSPCE and BSA Share Warrants
Notes to the unaudited interim condensed consolidated statement of financial position
Outstanding, Beginning balance		776,333
Issued		300,000
Outstanding, Ending balance	1,076,333	1,076,333
Number of exercisable shares	1,046,333	1,046,333
Number of shares callable by warrants | shares	1,076,333	1,076,333
BSPCE plans
Notes to the unaudited interim condensed consolidated statement of financial position
Number of plans outstanding | plan	1	1
Outstanding, Beginning balance		430,000
Outstanding, Ending balance	430,000	430,000
Number of exercisable shares	430,000	430,000
Number of shares callable by warrants | shares	430,000	430,000
BSPCE 2021
Notes to the unaudited interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 11.74	€ 11.74
Outstanding, Beginning balance		430,000
Outstanding, Ending balance	430,000	430,000
Number of exercisable shares	430,000	430,000
BSA plans
Notes to the unaudited interim condensed consolidated statement of financial position
Number of plans outstanding | plan	9	9
Outstanding, Beginning balance		346,333
Issued		300,000
Outstanding, Ending balance	646,333	646,333
Number of exercisable shares	616,333	616,333
Number of shares callable by warrants | shares	646,333	646,333
BSA - 2017 plan
Notes to the unaudited interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 6.67	€ 6.67
Outstanding, Beginning balance		130,000
Outstanding, Ending balance	130,000	130,000
Number of exercisable shares	130,000	130,000
BSA - 2018 plan
Notes to the unaudited interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 6.07	€ 6.07
Outstanding, Beginning balance		116,000
Outstanding, Ending balance	116,000	116,000
Number of exercisable shares	116,000	116,000
BSA 2019
Notes to the unaudited interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 2.2	€ 2.2
Outstanding, Beginning balance		10,000
Outstanding, Ending balance	10,000	10,000
Number of exercisable shares	10,000	10,000
BSA 2019 bis
Notes to the unaudited interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 3.68	€ 3.68
Outstanding, Beginning balance		10,000
Outstanding, Ending balance	10,000	10,000
Number of exercisable shares	10,000	10,000
BSA 2019 ter
Notes to the unaudited interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 3.68	€ 3.68
Outstanding, Beginning balance		36,000
Outstanding, Ending balance	36,000	36,000
Number of exercisable shares	36,000	36,000
BSA 2021
Notes to the unaudited interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 11.74	€ 11.74
Outstanding, Beginning balance		14,333
Outstanding, Ending balance	14,333	14,333
Number of exercisable shares	14,333	14,333
BSA 2023-1
Notes to the unaudited interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 2.51	€ 2.51
Outstanding, Beginning balance		10,000
Outstanding, Ending balance	10,000	10,000
BSA- 2 2023 plan
Notes to the unaudited interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 3.91	€ 3.91
Outstanding, Beginning balance		20,000
Outstanding, Ending balance	20,000	20,000
BSA 2026
Notes to the unaudited interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 3.28	€ 3.28
Issued	300,000	300,000
Outstanding, Ending balance	300,000	300,000
Number of exercisable shares	300,000	300,000
Subscription price per warrant | € / shares	€ 0.68	€ 0.68
Exercise price | € / shares	€ 3.28